FINANCIAL INSTRUMENTS - Market Risk (Details)	Dec. 31, 2024 CAD ($)
Currency risk
SECURED NOTES
Effect on net income (loss), increase in market price	$ 322,434
Effect on net income (loss), decrease in market price	$ 322,434
Increase in market price (in percent)	10.00%
Decrease in market price (in percent)	10.00%
Equity price risk
SECURED NOTES
Effect on net income (loss), increase in market price	$ 92,602
Effect on net income (loss), decrease in market price	$ 92,602
Increase in market price (in percent)	10.00%
Decrease in market price (in percent)	10.00%